UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $91,687 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2871    54495 SH       SOLE                    54495
ACCENTURE LTD                  COM              G1151C101     3084    73510 SH       SOLE                    73510
ALTRIA GROUP INC               COM              02209S103      449    21900 SH       SOLE                    21900
APPLE INC COM                  COM              037833100     3235    13767 SH       SOLE                    13767
AUTOMATIC DATA PROCESSING      COM              053015103     4807   108095 SH       SOLE                   108095
BARD C R INC                   COM              067383109      207     2390 SH       SOLE                     2390
BAXTER INTL                    COM              071813109     4946    84980 SH       SOLE                    84980
BECTON DICKINSON               COM              075887109     3085    39187 SH       SOLE                    39187
BERKSHIRE HATHAWAY 'B'         COM              084670702     6803    83705 SH       SOLE                    83705
CHECK POINT                    COM              M22465104     1802    51370 SH       SOLE                    51370
COCA-COLA                      COM              191216100      382     6945 SH       SOLE                     6945
COLGATE-PALMOLIVE              COM              194162103     5380    63097 SH       SOLE                    63097
EXXON MOBIL CORP               COM              30231G102      241     3600 SH       SOLE                     3600
GENERAL DYNAMICS               COM              369550108     4287    55535 SH       SOLE                    55535
GILEAD SCIENCES                COM              375558103     2872    63160 SH       SOLE                    63160
GOOGLE INC CL A                COM              38259P508     5092     8979 SH       SOLE                     8979
GRAINGER WW                    COM              384802104     2168    20055 SH       SOLE                    20055
HARRIS CORP                    COM              413875105     3837    80795 SH       SOLE                    80795
HEWLETT PACKARD                COM              428236103     6722   126468 SH       SOLE                   126468
HOME DEPOT                     COM              437076102      230     7101 SH       SOLE                     7101
INTEL CORP.                    COM              458140100      221     9920 SH       SOLE                     9920
INTL BUS. MACHINES             COM              459200101      321     2500 SH       SOLE                     2500
JOHN WILEY & SONS              COM              968223206      224     5165 SH       SOLE                     5165
JOHNSON&JOHNSON                COM              478160104      452     6927 SH       SOLE                     6927
KRAFT FOODS                    COM              50075N104      669    22110 SH       SOLE                    22110
MCKESSON CORP                  COM              58155Q103     3660    55690 SH       SOLE                    55690
MFS Muni Income TR SBI         COM              552738106      128    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     5821   198755 SH       SOLE                   198755
MYLAN LABS INC                 COM              628530107      331    14565 SH       SOLE                    14565
NIKE INC CLASS B               COM              654106103     3339    45430 SH       SOLE                    45430
NOVO NORDISK ADR               COM              670100205     2043    26485 SH       SOLE                    26485
PATTERSON INC.                 COM              703395103     1955    62952 SH       SOLE                    62952
PEPSICO INC.                   COM              713448108     5510    83289 SH       SOLE                    83289
PHILIP MORRIS INTL             COM              718172109     1142    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109      405     6397 SH       SOLE                     6397
SARA LEE                       COM              803111103      283    20350 SH       SOLE                    20350
TELLABS INC.                   COM              879664100      155    20410 SH       SOLE                    20410
TOTAL SYSTEM SERVICES          COM              891906109      262    16750 SH       SOLE                    16750
VARIAN MED SYS                 COM              92220P105     1989    35940 SH       SOLE                    35940
WAL-MART STORES                COM              931142103      280     5038 SH       SOLE                     5038